Revenues - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) charter	Dec. 31, 2022 USD ($) charter	Dec. 31, 2021 USD ($) charter
Disaggregation of Revenue [Line Items]
Time charter revenue | $	$ 290,440	$ 351,006	$ 328,905
Revenue from premium for use of scrubbers | $	$ 34,623	$ 29,628	$ 13,710
Number of vessels employed under different time charters	12
Number of vessels on original duration of three years	1
Term of charter contract, original	2 years
Number of vessels employed under time charters of three years	4
Time charter and voyage, term of charter contract, original, three years	3 years
Number of vessels on original duration of five years	6
Term of charter contract, original	5 years
Number of vessels on long-term contracts	1
Number of vessels employed under voyage charter	0	0	0
Minimum
Disaggregation of Revenue [Line Items]
Charter contract renewal term	1 month
Charter contract typical term	1 month
Term of charter contract	1 month
Remaining term of charter contracts	1 year
Maximum
Disaggregation of Revenue [Line Items]
Charter contract renewal term	3 years
Charter contract typical term	5 years
Term of charter contract	12 months
Term of charter contract, long-term	20 years
Remaining term of charter contracts	8 years